Share Capital and Reserves (Details 1) - $ / shares		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017
Share Capital And Reserves
As at beginning of period		208,211	722,572
As at beginning of period
As at beginning of period		$ 5.27
Warrants issued (Note 11 b)	[1]		7,692
Warrants issued (Note 11 b)	[1]
Warrants issued (Note 11 b)			16,364
Warrants issued (Note 11 b)
Warrants expired (Note 11 b)			(538,417)
Warrants expired (Note 11 b)
As at Ending of period		208,211	208,211
As at Ending of period		$ 5.27
As at Ending of period			$ 5.27

[1]	On November 30, 2016, the Company completed private placements for gross proceeds of $50,000 and issued 7,692 units in the capital of the Company at a purchase price of $6.50 per unit. Each unit is comprised of one (1) common share and one (1) common share purchase warrant. Each full warrant entitles the holder to purchase one (1) common share at an exercise price of $10.00 until November 30, 2019. The fair value of the units ($50,000) was allocated to common shares $30,233 and the amount allocated to warrants component using a Binomial Lattice model was $19,767.